EQUITY ACCOUNTED INVESTMENTS - Schedule of Assets and Liabilities of Joint Ventures and Associates (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Investment [Line Items]
Non-current assets	$ 103,423	$ 115,406
Current assets	3,259	6,110
Total assets	108,028	122,520
Non-current liabilities	53,819	65,474
Current liabilities	9,528	10,143
Total liabilities	64,112	75,780
Partnership’s share of net assets	21,889	22,698	$ 19,761
Joint ventures | Associates
Investment [Line Items]
Non-current assets	80,364	90,031
Current assets	4,365	4,395
Total assets	84,729	94,426
Non-current liabilities	30,872	37,900
Current liabilities	7,186	4,778
Total liabilities	38,058	42,678
Net assets	$ 46,671	$ 51,748